Not FDIC Insured May Lose Value No Bank Guarantee
38926-Q1PH

Schedule of Investments
(unaudited)
Putnam Diversified Income Trust 2
Notes to Schedule of Investments 38

Putnam Diversified Income Trust
Schedule of Investments (unaudited), December 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.8%
Capital Markets 1.8%
a
Franklin Ultra Short Bond ETF .......................... United States 691,880 $ 17,285,238
Total Management Investment Companies (Cost $17,210,592) ..................
17,285,238
Principal
Amount
*
Convertible Bonds 3.1%
Aerospace & Defense 0.1%
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 418,000 454,575
b,c
BWX Technologies, Inc. , Senior Note , 144A, 0.95% , 11/01/30 .. United States 178,000 170,079
624,654
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 3.625% , 10/15/30 .......
United States 287,000 322,516
Banks 0.1%
Barclays Bank plc ,
Senior Note, 1%, 2/16/29 ........................... United Kingdom 460,000 489,058
489,058
Biotechnology 0.2%
b,c
Alnylam Pharmaceuticals, Inc. , Senior Note , 144A, 1.23% ,
9/15/28 ......................................... United States 405,000 391,837
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 181,000 257,101
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 408,000 542,436
b
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 71,000 75,793
1,267,167
Broadline Retail 0.1%
Alibaba Group Holding Ltd. , Senior Note , 0.5% , 6/01/31 ......
China 309,000 480,650
b
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 326,000 331,053
JD.com, Inc. , Senior Note , 0.25% , 6/01/29 .................
China 404,000 405,818
1,217,521
Capital Markets 0.3%
b,c
Coinbase Global, Inc. , Senior Note , 144A, 1.62% , 10/01/32 .... United States 434,000 389,298
b
Euronext NV , Senior Note , Reg S, 1.5% , 5/30/32 ............ Netherlands 500,000 EUR 583,957
b
Galaxy Digital Holdings LP , Senior Note , 144A, 0.5% , 5/01/31 .. United States 272,000 206,856
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 211,000 211,907
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 394,000 405,229
1,797,247
Communications Equipment 0.1%
b
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 240,000 514,200
Construction & Engineering 0.0%
†
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 165,000 188,380
Consumer Finance 0.0%
†
b
SoFi Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/15/26 United States 304 393
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 148,000 225,138
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 399,000 405,583

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Diversified Telecommunication Services 0.1%
b
AST SpaceMobile, Inc. ,
Senior Bond, 144A, 2%, 1/15/36 ...................... United States 103,000 $ 103,057
Senior Note, 144A, 2.375%, 10/15/32 .................. United States 110,000 145,475
b
Cellnex Telecom SA , Senior Note , Reg S, 0.5% , 7/05/28 ...... Spain 500,000 EUR 613,739
862,271
Electric Utilities 0.2%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 410,000 509,835
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 240,000 247,224
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 546,000 599,918
1,356,977
Electrical Equipment 0.1%
b,c
Bloom Energy Corp. , Senior Note , 144A, 2.78% , 11/15/30 ..... United States 206,000 180,250
b
Schneider Electric SE , Senior Note , Reg S, 1.625% , 6/28/31 ... United States 500,000 EUR 622,554
802,804
Electronic Equipment, Instruments & Components 0.1%
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 249,000 246,012
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 358,000 362,699
b
Mirion Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 United States 238,000 258,230
b
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 411,000 405,123
1,272,064
Entertainment 0.1%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 281,000 356,168
Live Nation Entertainment, Inc. , Senior Note , 2.875% , 1/15/30 ..
United States 592,000 623,376
979,544
Financial Services 0.1%
Affirm Holdings, Inc. , Senior Note , 0.75% , 12/15/29 ..........
United States 339,000 376,205
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 270,000 242,865
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 193,000 185,955
805,025
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 338,000 364,533
Ground Transportation 0.1%
b
Lyft, Inc. , Senior Note , 144A, Zero Cpn., 9/15/30 ............ United States 223,000 252,659
Uber Technologies, Inc. ,
2028, Senior Note, 0.875%, 12/01/28 .................. United States 299,000 388,550
b,c
Senior Secured Note, 144A, 1.01%, 5/15/28 ............. United States 264,000 257,770
898,979
Health Care Equipment & Supplies 0.0%
†
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 211,000 255,205
Health Care Providers & Services 0.0%
†
b,c
Hims & Hers Health, Inc. , Senior Note , 144A, 3.38% , 5/15/30 .. United States 101,000 87,314
Health Care REITs 0.1%
b
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 253,000 382,663

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Hotels, Restaurants & Leisure 0.4%
b
Accor SA , Senior Note , Reg S, 0.7% , 12/07/27 ............. France 1,005,100 EUR $ 684,983
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 524,000 548,628
b,c
MakeMyTrip Ltd. , Senior Note , 144A, 0.42% , 7/01/30 ........ India 580,000 569,270
b
NCL Corp. Ltd. , Senior Note , 144A, 0.75% , 9/15/30 .......... United States 376,000 364,494
b
Trip.com Group Ltd. , Senior Note , Reg S, 1.5% , 7/01/27 ...... China 617,000 821,474
2,988,849
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 312,000 308,411
IT Services 0.1%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 240,000 241,200
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 476,000 518,602
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 208,000 309,296
1,069,098
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 314,000 344,615
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 234,000 242,892
Multi-Utilities 0.1%
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 378,000 405,216
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 379,000 367,820
Oil, Gas & Consumable Fuels 0.0%
†
b
Centrus Energy Corp. , Senior Note , 144A, Zero Cpn., 8/15/32 .. United States 223,000 287,503
b
Energy Fuels, Inc. , Senior Note , 144A, 0.75% , 11/01/31 ...... United States 166,000 172,308
459,811
Passenger Airlines 0.0%
†
b
International Consolidated Airlines Group SA , Senior Note , Reg S,
1.125% , 5/18/28 ................................... United Kingdom 200,000 EUR 349,901
Pharmaceuticals 0.1%
Jazz Investments I Ltd. , Senior Note , 3.125% , 9/15/30 ........
United States 345,000 460,057
Professional Services 0.1%
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 220,000 226,710
b
Planet Labs PBC , Senior Note , 144A, 0.5% , 10/15/30 ........ United States 278,000 518,817
745,527
Real Estate Management & Development 0.0%
†
b
LEG Properties BV , Senior Note , Reg S, 1% , 9/04/30 ........ Germany 300,000 EUR 341,631
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 295,000 289,867
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 318,000 406,404
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 281,000 350,126
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 225,000 213,413
b,c
STMicroelectronics NV , B , Senior Note , Reg S, 1.66% , 8/04/27 . Singapore 400,000 389,623
1,649,433

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Software 0.3%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 356,000 $ 347,100
b
Cipher Mining, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 310,000 368,900
b,c
Cleanspark, Inc. , Senior Note , 144A, 4.71% , 2/15/32 ......... United States 139,000 104,876
b,c
Commvault Systems, Inc. , Senior Note , 144A, 2.58% , 9/15/30 .. United States 237,000 210,219
b
Core Scientific, Inc. , Senior Note , 144A, Zero Cpn., 6/15/31 .... United States 184,000 194,249
b
CyberArk Software Ltd. , Senior Note , 144A, Zero Cpn., 6/15/30 . United States 300,000 321,300
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 317,000 317,396
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 500,000 551,000
b,c
IREN Ltd. , Senior Note , 144A, 5.55% , 7/01/31 .............. Australia 329,000 244,447
c
MARA Holdings, Inc. , Senior Note , 5.85% , 3/01/30 .......... United States 409,000 322,701
b
Nebius Group NV ,
Senior Note, 144A, 1%, 9/15/30 ...................... Netherlands 139,000 136,498
Senior Note, 144A, 2.75%, 9/15/32 .................... Netherlands 122,000 117,059
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 266,000 257,222
b,c
Rubrik, Inc. , Senior Note , 144A, 0.35% , 6/15/30 ............ United States 234,000 230,373
c
Strategy, Inc. , Senior Note , 5.08% , 12/01/29 ............... United States 226,000 186,134
b
Terawulf, Inc. ,
Senior Note, 144A, 1%, 9/01/31 ...................... United States 199,000 235,715
c
Senior Note, 144A, 2.27%, 5/01/32 .................... United States 270,000 234,225
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 242,000 245,267
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 271,000 268,087
4,892,768
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 187,000 277,882
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 133,000 221,615
499,497
Technology Hardware, Storage & Peripherals 0.0%
†
b
Lenovo Group Ltd. , Senior Note , Reg S, 2.5% , 8/26/29 ....... China 234,000 289,501
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 49,000 164,811
454,312
Total Convertible Bonds (Cost $29,350,603) ..................................
30,699,074
Corporate Bonds 29.6%
Aerospace & Defense 1.2%
ATI, Inc. ,
Senior Note, 4.875%, 10/01/29 ....................... United States 2,395,000 2,398,151
Senior Note, 7.25%, 8/15/30 ......................... United States 455,000 480,966
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 85,000 80,570
Senior Note, 2.7%, 2/01/27 .......................... United States 1,060,000 1,045,026
Senior Note, 6.298%, 5/01/29 ........................ United States 2,255,000 2,394,346
b
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 440,000 465,472
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 1,920,000 1,923,609
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 625,000 654,392
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 405,000 421,876
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 135,000 140,157
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 460,000 479,467
10,484,032

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 0.0%
†
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 400,000 $ 413,278
Automobiles 0.5%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 2,510,000 2,526,078
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 1,380,000 1,316,974
3,843,052
Banks 1.9%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 1,185,000 1,258,778
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 2,870,000 2,983,062
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 1,275,000 1,278,417
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 1,205,000 1,253,097
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 2,415,000 2,423,134
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 1,015,000 1,022,947
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 6,055,000 6,151,840
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 985,000 997,338
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 2,725,000 2,824,034
20,192,647
Biotechnology 0.1%
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 960,000 984,520
Broadline Retail 0.2%
Amazon.com, Inc. , Senior Note , 4.1% , 11/20/30 ............
United States 585,000 585,814
b
Wayfair LLC , Senior Secured Note , 144A, 6.75% , 11/15/32 .... United States 985,000 1,013,811
1,599,625
Building Products 0.6%
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 345,000 361,134
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 80,000 81,766
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 340,000 349,215
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 1,225,000 1,256,624
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 815,000 851,659
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 420,000 437,445
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,600,000 2,782,956
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 775,000 798,441
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 575,000 587,708
7,506,948
Capital Markets 1.2%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 3,025,000 3,100,859
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 110,085

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 2,355,000 $ 2,459,695
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 4,240,000 4,328,757
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 535,000 555,286
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 1,058,000 1,094,561
11,649,243
Chemicals 0.2%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 275,000 282,828
b,d
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 800,000 468,000
Celanese US Holdings LLC , Senior Bond , 6.879% , 7/15/32 ....
United States 38,000 39,574
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 670,000 530,862
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 530,000 534,989
1,856,253
Commercial Services & Supplies 1.0%
b,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 790,000 139,731
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 1,226,000 1,226,886
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,630,000 1,685,819
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 3,240,000 EUR 3,827,406
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 435,000 468,261
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 2,150,000 2,218,404
9,566,507
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 1,235,000 1,265,770
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 320,000 338,558
Construction Materials 0.1%
Cemex SAB de CV ,
b,e
Sub. Bond, 144A, 7.2% to 6/09/30, FRN thereafter, Perpetual Mexico 505,000 527,296
527,296
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 1,805,000 1,825,622
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 735,000 734,079
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 1,375,000 1,450,625
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 2,803,000 2,919,189
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 650,000 658,367
Senior Note, 4.125%, 8/17/27 ........................ United States 940,000 932,778
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 290,000 290,478
8,811,138

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 550,000 $ 554,894
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,120,000 1,152,418
1,707,312
Distributors 0.2%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 1,610,000 1,685,211
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 2,520,000 2,550,915
Diversified Telecommunication Services 0.9%
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 1,410,000 1,384,162
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 3,000,000 3,003,115
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 3,023,000 2,765,084
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 365,000 372,203
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 750,000 785,384
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 685,000 706,241
9,016,189
Electric Utilities 2.0%
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 1,114,300 1,223,917
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 1,185,000 1,252,446
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 1,015,000 1,011,500
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,225,000 1,256,173
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 2,560,000 2,631,565
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 955,000 968,149
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 1,200,000 1,256,720
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 2,815,000 2,796,751
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 1,775,000 1,842,904
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 2,700,000 2,592,526
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 1,560,000 1,541,186
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 1,285,000 1,354,249
19,728,086
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 640,000 639,470
Energy Equipment & Services 0.3%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 435,000 447,476
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 485,000 495,540
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 665,000 645,567
b
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 1,323,750 1,383,832
2,972,415

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,100,000 $ 2,189,021
Financial Services 0.9%
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 315,000 321,692
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,930,000 2,141,891
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 2,685,000 2,832,334
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 295,000 308,328
b
Petronas Capital Ltd. ,
Senior Bond, Reg S, 2.48%, 1/28/32 ................... Malaysia 2,180,000 1,958,097
Senior Note, 144A, 4.95%, 1/03/31 .................... Malaysia 450,000 464,709
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,100,000 1,148,256
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 270,000 EUR 325,579
9,500,886
Food Products 0.2%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 1,095,000 1,143,587
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 815,000 785,238
1,928,825
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 1,295,000 1,281,340
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 1,120,000 1,184,192
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 250,000 261,967
2,727,499
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 475,000 476,373
Senior Note, 4.8%, 8/14/29 .......................... United States 1,245,000 1,272,914
1,749,287
Health Care Providers & Services 0.8%
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 980,000 1,028,704
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 960,000 999,903
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 135,000 140,086
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 3,020,000 2,977,824
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 495,000 509,958
Senior Secured Note, 6.75%, 5/15/31 .................. United States 2,650,000 2,758,780
8,415,255
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 1,315,000 1,405,312
Hotel & Resort REITs 0.3%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 1,225,000 1,271,269
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 405,000 422,644

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 985,000 $ 1,017,835
2,711,748
Hotels, Restaurants & Leisure 1.6%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 1,300,000 1,271,046
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 1,684,000 1,744,838
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,075,000 1,087,459
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 545,000 560,945
b
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 745,000 EUR 887,938
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 1,015,000 1,039,279
b
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 1,040,000 1,040,051
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 370,000 377,844
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 495,000 506,209
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 642,000 664,543
Senior Note, 144A, 6%, 2/01/33 ...................... United States 1,403,000 1,442,067
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 1,650,000 1,565,653
Viking Cruises Ltd. ,
b
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 1,285,000 1,376,743
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 2,080,000 2,252,022
15,816,637
Household Durables 0.5%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 291,000 284,561
Senior Note, 6.625%, 5/15/32 ........................ United States 87,000 84,523
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 2,811,000 2,830,407
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 1,320,000 1,299,022
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,145,000 1,130,098
5,628,611
Independent Power and Renewable Electricity Producers 0.5%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 2,280,000 2,378,902
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 1,215,000 1,254,131
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 490,000 488,931
4,121,964
Insurance 0.9%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 1,175,000 1,228,425
b
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 780,000 809,739
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 1,220,000 1,253,779
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 1,200,000 1,256,973
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 1,340,000 1,345,856
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 1,155,000 1,211,368

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 1,230,000 $ 1,258,811
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 1,765,000 1,830,970
10,195,921
Interactive Media & Services 0.1%
Alphabet, Inc. , Senior Note , 4.1% , 11/15/30 ................
United States 1,300,000 1,304,271
IT Services 0.4%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 1,320,000 1,236,124
b
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 2,675,000 2,581,700
3,817,824
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 1,550,000 1,513,019
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 697,000 699,467
Machinery 0.1%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 670,000 687,893
Media 0.6%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 1,680,000 1,776,429
b
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 934,000 939,438
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 900,000 950,240
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................. United States 445,000 471,288
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,350,000 1,410,912
5,548,307
Metals & Mining 0.8%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 1,035,000 1,169,610
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 573,000 588,041
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 245,000 256,218
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,536,000 1,483,615
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 980,000 EUR 1,137,123
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 1,785,000 1,850,806
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 1,098,000 1,140,647
7,626,060
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 1,110,000 1,135,160
Oil, Gas & Consumable Fuels 3.0%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 1,225,000 1,262,293
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 1,425,000 1,445,568
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 860,000 854,797
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 2,455,000 2,523,520

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 360,000 $ 368,056
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 1,560,000 1,531,165
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 538,000 546,767
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 3,200,000 3,272,921
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 1,605,000 1,642,620
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 2,710,000 2,735,934
b
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 2,661,000 2,729,590
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,255,000 1,280,520
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 1,030,000 866,488
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 1,250,000 1,268,435
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 988,000 1,012,535
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 1,190,000 1,253,145
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 1,264,000 1,256,203
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 2,610,000 2,596,965
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 170,000 186,233
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 515,000 527,752
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 170,000 183,780
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 250,000 256,187
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 340,000 347,191
29,948,665
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 1,100,000 1,018,342
Passenger Airlines 0.4%
b
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 1,200,000 EUR 1,566,893
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 1,085,000 1,161,878
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 765,000 762,221
3,490,992
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 1,315,000 1,285,642
Pharmaceuticals 0.9%
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 1,890,000 1,888,590
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 2,870,000 3,080,564
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 1,395,000 1,391,426
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 930,000 EUR 1,125,832
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 1,873,000 2,158,988
9,645,400
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 990,000 1,025,569
Semiconductors & Semiconductor Equipment 0.2%
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 1,315,000 1,376,054

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 190,000 $ 197,182
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 480,000 491,374
2,064,610
Software 0.2%
b
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% ,
3/31/29 ......................................... United States 500,000 506,874
Oracle Corp. , Senior Note , 4.45% , 9/26/30 ................
United States 540,000 528,423
1,035,297
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 3,045,000 3,006,074
Specialty Retail 0.3%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 3,175,000 3,215,348
Technology Hardware, Storage & Peripherals 0.3%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 830,000 856,656
Senior Note, 144A, 9.625%, 12/01/32 .................. United States 1,436,000 1,631,054
2,487,710
Textiles, Apparel & Luxury Goods 0.5%
b
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 1,090,000 1,148,717
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 560,000 EUR 671,599
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 1,695,000 1,574,270
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 465,000 466,614
3,861,200
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 295,000 301,653
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 830,000 897,997
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 2,435,000 2,517,924
3,717,574
Trading Companies & Distributors 0.9%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 3,475,000 3,574,682
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,245,000 1,276,279
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 1,260,000 1,251,729
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 965,000 1,004,016
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 215,000 227,367
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 375,000 390,671
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 1,315,000 1,374,463
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 533,000 517,020
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 265,000 276,848
9,893,075
Wireless Telecommunication Services 1.1%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 1,360,000 1,306,046

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 3.375%, 4/15/29 ........................ United States 6,100,000 $ 5,946,837
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 1,490,000 EUR 1,676,999
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 1,336,000 1,421,132
10,351,014
Total Corporate Bonds (Cost $284,393,553) ...................................
292,107,944
Senior Floating Rate Interests 6.0%
Aerospace & Defense 0.1%
g
TransDigm, Inc., First Lien, CME Term Loan, J, 6.216%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 1,086,686 1,091,995
Air Freight & Logistics 0.1%
g
Rand Parent LLC, First Lien, CME Term Loan, B, 6.672%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 1,160,668 1,165,583
Automobile Components 0.1%
g
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.466%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 341,648 343,836
Biotechnology 0.0%
†
g
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 196,312 197,478
Broadline Retail 0.1%
g
Peer Holding III BV, First Lien, CME Term Loan, B8, 6.193%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 603,527 605,413
g
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 1,049,104 1,052,477
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.966%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 1,283,800 1,289,885
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.916%, (1-month SOFR + 3%), 3/30/29 ............ United States 147,638 148,745
2,491,107
a a a a a a
g
Chemicals 0.2%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.466%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 1,293,282 1,271,723
Nouryon Finance BV, First Lien, Term Loan, B, 5.515%, (3-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 1,160,000 EUR 1,374,308
2,646,031
a a a a a a
g
Commercial Services & Supplies 0.6%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.216%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 1,318,143 1,331,595
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.466%, (1-month SOFR + 2.75%), 10/23/28 .. United States 1,060,271 1,067,226
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.702%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 1,330,679 1,338,610

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Commercial Services & Supplies (continued)
URSA Minor US Bidco LLC, First Lien, Second Amendment
Refinancing CME Term Loan, 6.091%, (1-month SOFR +
2.25%), 3/26/31 ................................... United States 549,460 $ 551,993
4,289,424
a a a a a a
Communications Equipment 0.1%
g
CommScope, Inc., First Lien, Initial CME Term Loan, 8.466%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 1,005,000 1,008,196
Consumer Staples Distribution & Retail 0.0%
†
g
Boots Group Bidco Ltd. (The), First Lien, Closing Date Dollar
CME Term Loan, 7.206%, (3-month SOFR + 3.5%), 8/30/32 .. United Kingdom 117,295 118,077
g
Containers & Packaging 0.2%
h
Bradyplus Holdings LLC, First Lien, Initial CME Term Loan,
7.19%, (3-month SOFR + 3.5%), 12/13/32 ............... United States 1,320,000 1,308,173
h
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.966%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 245,089 245,176
h
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B, 7.034%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 129 129
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.838%, (3-month SOFR + 3%), 9/30/32 ......... United States 652,819 659,246
2,212,724
a a a a a a
Distributors 0.0%
†
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 196,821 197,078
Electrical Equipment 0.1%
g
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.485%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 385,748 387,679
g
Entertainment 0.0%
†
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.614%, (1-month SOFR + 2.75%), 3/01/28 .............. France 498,741 503,416
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.581%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 233,164 225,842
729,258
a a a a a a
Financial Services 0.0%
†
g
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan,
7.459%, (1-month SOFR + 3.5%), 8/16/32 ............... United States 273,333 273,316
Food Products 0.1%
g,h
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.122%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 1,320,000 1,321,841
g
Ground Transportation 0.1%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 814,688 815,571
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 6.966%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 319,190 316,956
1,132,527
a a a a a a

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Health Care Equipment & Supplies 0.3%
Bausch + Lomb Corp., First Lien, New CME Term Loan, 7.716%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 760,441 $ 762,342
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 7.966%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 1,856,069 1,877,878
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.466%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 222,194 223,104
2,863,324
a a a a a a
Health Care Providers & Services 0.1%
g
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.216%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 1,272,418 1,280,085
g
Hotels, Restaurants & Leisure 0.7%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.966%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 1,321,463 1,311,552
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.966%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 1,148,251 1,149,295
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 646,800 647,069
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.445%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 1,000,000 985,625
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.216%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 1,557,694 1,563,084
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.934%, (3-month SOFR + 3%), 4/04/29 ... United States 1,265,725 1,245,163
6,901,788
a a a a a a
Household Durables 0.1%
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.672%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 1,205,661 1,213,841
g
Insurance 0.3%
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.216%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 1,311,754 1,316,194
h
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.422%, (3-month SOFR + 2.75%), 5/06/31 .............. United States 1,320,000 1,323,854
2,640,048
a a a a a a
IT Services 0.1%
g
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.172%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 533,414 533,504
g
Machinery 0.4%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.476%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 1,695,889 1,706,073
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.343%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 990,409 987,106
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.947%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 809,204 815,155
3,508,334
a a a a a a
g
Media 0.4%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.831%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 920,000 923,616

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Media (continued)
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.352%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 2,360,140 $ 2,371,256
3,294,872
a a a a a a
g
Oil, Gas & Consumable Fuels 0.3%
CQP Holdco LP, First Lien, Initial CME Term Loan, 5.672%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 1,589,286 1,596,668
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.316%,
(1-month SOFR + 3.5%), 11/09/29 ..................... United States 1,316,607 1,319,437
2,916,105
a a a a a a
g
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 7.134%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 114,425 115,141
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 2,235,092 2,243,194
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.922%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 1,061,100 1,067,233
3,425,568
a a a a a a
g
Pharmaceuticals 0.1%
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 7.466%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 957,726 951,501
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.365%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 319,200 319,173
1,270,674
a a a a a a
Semiconductors & Semiconductor Equipment 0.0%
†
g
Altar Bidco, Inc., First Lien, CME Term Loan, 6.783%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 265,560 263,214
g
Software 0.5%
EverCommerce Solutions, Inc., First Lien, CME Term Loan,
5.966%, (1-month SOFR + 2.25%), 7/07/31 .............. United States 319,167 320,464
McAfee Corp., First Lien, CME Term Loan, B1, 6.716%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 1,298,595 1,202,675
Ping Identity Holding Corp., First Lien, Initial CME Term Loan,
6.591%, (3-month SOFR + 2.75%), 11/15/32 ............. United States 75,829 76,114
Proofpoint, Inc., First Lien, CME Term Loan, 6.916%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 1,373,387 1,382,733
UKG, Inc., First Lien, Initial CME Term Loan, 6.338%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 1,298,563 1,301,426
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.716%, (1-month SOFR + 2%), 10/22/29 ................ United States 586,410 590,809
4,874,221
a a a a a a
Specialty Retail 0.3%
g
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.966%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 2,913,050 2,928,212
Textiles, Apparel & Luxury Goods 0.1%
g
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.354%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 1,162,245 1,087,506

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Trading Companies & Distributors 0.0%
†
g
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 7.166%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 329,175 $ 332,467
Water Utilities 0.0%
†
g
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.593%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 262,530 263,787
Total Senior Floating Rate Interests (Cost $59,574,711) ........................
59,809,113
Foreign Government and Agency Securities 10.6%
b
Angola Government Bond , Senior Bond , Reg S, 8% , 11/26/29 .. Angola 300,000 293,315
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 2,520,000 2,298,408
b
Benin Government Bond ,
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 422,000 EUR 476,738
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 2,480,000 EUR 2,715,326
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 4,760,000 4,553,892
Senior Bond, 6%, 10/20/33 ........................... Brazil 1,080,000 1,094,040
Senior Bond, 8.25%, 1/20/34 ......................... Brazil 1,030,000 1,200,053
Senior Bond, 6.125%, 3/15/34 ........................ Brazil 500,000 506,198
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 750,000 749,464
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 970,000 EUR 1,174,978
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 1,080,000 EUR 1,075,730
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 1,610,000 1,704,346
Senior Note, 4.85%, 1/22/29 ......................... Chile 2,240,000 2,291,856
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 530,000 460,570
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 1,300,000 1,358,500
Senior Bond, 8%, 11/14/35 ........................... Colombia 1,333,000 1,423,644
Senior Note, 7.375%, 4/25/30 ......................... Colombia 600,000 635,100
Senior Note, 4.5%, 11/26/30 .......................... Colombia 1,070,000 EUR 1,234,767
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 600,000 532,023
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 3,970,000 4,193,312
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 3,180,000 3,261,567
Senior Bond, Reg S, 4.5%, 1/30/30 .................... Dominican
Republic 950,000 930,050
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 2,010,000 2,049,878
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 1,175,000 1,054,066
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 1,750,000 1,872,669
Senior Bond, Reg S, 7.053%, 1/15/32 .................. Egypt 1,078,000 1,124,534
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 1,450,000 1,613,127
b
El Salvador Government Bond ,
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 597,000 638,044
Senior Note, Reg S, 0.25%, 4/17/30 .................... El Salvador 600,000 18,300
b,e
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,280,000 1,493,618
b
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 1,590,000 1,237,435
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 1,053,360 966,307

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 3,190,000 $ 3,437,225
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 1,480,000 1,628,185
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 3,100,000 3,166,464
b
Indonesia Government Bond ,
Senior Bond, 144A, 4.35%, 1/08/27 .................... Indonesia 600,000 602,381
Senior Bond, Reg S, 4.35%, 1/08/27 ................... Indonesia 800,000 803,174
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 2,112,500 2,106,123
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 1,000,000 1,099,216
b
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 3,010,000 EUR 3,438,570
b
Jordan Government Bond ,
Senior Bond, Reg S, 5.85%, 7/07/30 ................... Jordan 700,000 707,176
Senior Note, Reg S, 7.5%, 1/13/29 ..................... Jordan 470,000 494,926
Mexico Government Bond ,
Senior Bond, 2.659%, 5/24/31 ........................ Mexico 240,000 214,200
Senior Note, 5.85%, 7/02/32 ......................... Mexico 203,174 208,997
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 1,650,000 EUR 1,963,400
b
Nigeria Government Bond ,
Senior Bond, 144A, 8.631%, 1/13/36 ................... Nigeria 1,140,000 1,225,743
Senior Bond, Reg S, 6.5%, 11/28/27 ................... Nigeria 360,000 366,364
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 2,170,000 2,411,087
b
Paraguay Government Bond ,
Senior Bond, Reg S, 4.95%, 4/28/31 ................... Paraguay 2,680,000 2,724,890
Senior Bond, Reg S, 3.849%, 6/28/33 .................. Paraguay 1,490,000 1,412,563
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 ........................ Peru 2,540,000 2,350,262
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 950,000 974,406
Petroleos Mexicanos ,
Senior Note, 6.84%, 1/23/30 ......................... Mexico 1,000,000 1,016,127
Senior Note, 6.7%, 2/16/32 .......................... Mexico 421,000 420,139
Philippines Government Bond ,
Senior Bond, 3.75%, 1/14/29 ......................... Philippines 550,000 544,385
Senior Bond, 5.5%, 2/04/35 .......................... Philippines 1,580,000 1,675,045
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 2,650,000 2,585,032
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 2,680,000 EUR 3,121,353
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 3,720,000 3,664,748
b
Serbia Government Bond ,
Senior Bond, 144A, 6.5%, 9/26/33 ..................... Serbia 700,000 750,651
Senior Bond, Reg S, 2.125%, 12/01/30 ................. Serbia 1,060,000 928,171
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 530,000 568,350
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 370,000 384,223
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 810,000 820,748
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 200,000 207,351
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 1,630,000 1,682,441
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 2,280,000 2,299,742
Turkiye Government Bond ,
Senior Bond, 7.625%, 5/15/34 ........................ Turkiye 700,000 762,204
Senior Note, 8.6%, 9/24/27 .......................... Turkiye 1,000,000 1,071,875
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 2,410,000 2,761,249

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 1,640,000 $ 1,768,450
b
Uzbekneftegaz JSC , Senior Note , 144A, 8.75% , 5/07/30 ...... Uzbekistan 300,000 322,506
Total Foreign Government and Agency Securities (Cost $101,099,726) ..........
104,921,997
U.S. Government and Agency Securities 0.1%
i
U.S. Treasury Notes ,
4.125%, 11/30/31 ................................. United States 474,000 481,346
4.5%, 11/15/33 ................................... United States 249,000 257,156
Total U.S. Government and Agency Securities (Cost $738,502) ..................
738,502
Asset-Backed Securities 1.5%
Financial Services 1.5%
b,g
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.308% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 2,238,000 2,255,224
g
Citigroup Mortgage Loan Trust, Inc. ,
2007-AMC3, A2B, FRN, 4.026%, (1-month SOFR + 0.294%),
3/25/37 ......................................... United States 783,074 694,556
2007-AMC3, A2D, FRN, 4.196%, (1-month SOFR + 0.464%),
3/25/37 ......................................... United States 4,555,887 4,040,784
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 265,000 261,542
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 181,575 182,287
g
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.206% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 9,105,507 1,887,041
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 1,355,000 1,135,168
b,g
Northwoods Capital 22 Ltd. , 2020-22A , DRR , 144A, FRN ,
8.656% , ( 3-month SOFR + 4.95% ), 9/16/31 . .............. United States 2,200,000 2,237,958
b,j
Pioneer Aircraft Finance Ltd. , 2019-1 , E , 144A, 3.98% , 6/15/44 . . United States 712,000 341,760
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 244,196 245,048
b
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 . .... United States 623,000 610,861
b,d
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% ,
10/15/27 . ........................................ United States 720,135 705,936
14,598,165
a a a a a a
Total Asset-Backed Securities (Cost $16,745,981) .............................
14,598,165
Commercial Mortgage-Backed Securities 7.2%
Financial Services 7.2%
k
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.197% , 9/15/48 .............................. United States 621,000 600,330
k,l
BANK , 2024-BNK48 , XA , IO, FRN , 1.144% , 10/15/57 ........ United States 26,286,892 2,101,156
k,l
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.188%, 10/15/57 ............. United States 40,099,071 1,561,903
2024-5YR12, XA, IO, FRN, 0.497%, 12/15/57 ............. United States 8,673,077 155,444
2024-5YR7, XA, IO, FRN, 1.334%, 6/15/57 .............. United States 28,639,038 1,151,991
Barclays Commercial Mortgage Trust ,
2019-C5, C, 3.71%, 11/15/52 ......................... United States 641,000 568,881
b
2019-C5, D, 144A, 2.5%, 11/15/52 ..................... United States 442,000 336,577
b,k
2019-C5, F, 144A, FRN, 2.574%, 11/15/52 ............... United States 648,000 399,133
k,l
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.686%, 2/15/55 ................ United States 28,615,009 896,743
2024-5C29, XA, IO, FRN, 1.599%, 9/15/57 ............... United States 44,249,717 2,277,975
2024-5C31, XA, IO, FRN, 1.061%, 12/15/57 .............. United States 10,297,822 381,530
2024-C26, XA, IO, FRN, 1.013%, 5/15/57 ................ United States 12,424,152 868,211

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k,l
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................ United States 37,201,834 $ 1,568,850
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................ United States 14,683,759 293,706
k,l
BMO Mortgage Trust ,
2024-5C6, XA, IO, FRN, 1.353%, 9/15/57 ................ United States 34,244,977 1,442,823
2024-5C8, XA, IO, FRN, 1.021%, 12/15/57 ............... United States 12,607,458 466,036
b,k
BWAY Mortgage Trust , 2022-26BW , E , 144A, FRN , 4.866% ,
2/10/44 ......................................... United States 452,000 251,498
k
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 2,660,000 2,547,123
CFCRE Commercial Mortgage Trust ,
b,k
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 1,124,000 1,068,927
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 2,149,000 2,135,546
Citigroup Commercial Mortgage Trust ,
b,k
2012-GC8, C, 144A, FRN, 5.124%, 9/10/45 .............. United States 1,684,516 1,671,876
b,k
2015-GC27, D, 144A, FRN, 4.376%, 2/10/48 ............. United States 2,122,924 2,065,464
k
2015-GC33, C, FRN, 4.335%, 9/10/58 .................. United States 1,197,000 1,047,738
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 549,000 339,688
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 1,667,000 1,548,802
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 10,009,000 1,182,313
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 1,121,589 1,065,637
b,k
2013-CR13, D, 144A, FRN, 4.942%, 11/10/46 ............ United States 2,113,000 1,151,585
b,k
2013-CR7, D, 144A, FRN, 4.245%, 3/10/46 .............. United States 137,118 131,115
k
2014-CR16, C, FRN, 4.777%, 4/10/47 .................. United States 389,000 371,009
b,k
2014-CR17, D, 144A, FRN, 4.845%, 5/10/47 ............. United States 1,232,000 1,033,055
k
2014-CR20, C, FRN, 4.665%, 11/10/47 ................. United States 578,551 560,271
b,k
2014-LC15, D, 144A, FRN, 4.762%, 4/10/47 ............. United States 340,698 335,245
k
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 893,862 880,854
k
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 261,188 251,392
k
2015-CR27, C, FRN, 4.543%, 10/10/48 ................. United States 33,509 32,123
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 769,557 757,960
k
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 2,646,000 2,538,044
b,k
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.35% ,
8/10/44 ......................................... United States 236,747 229,193
k
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 3.859%, 7/10/46 ............ United States 528,652 522,273
2014-GC24, B, FRN, 4.43%, 9/10/47 ................... United States 2,418,000 2,334,081
b
2014-GC24, D, 144A, FRN, 4.451%, 9/10/47 ............. United States 1,280,000 812,787
l
2019-GC42, XA, IO, FRN, 0.804%, 9/10/52 .............. United States 24,410,077 598,477
k
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11, D, FRN, 4.19%, 4/15/46 ................... United States 239,000 15,060
b,d
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 3,874,809 122,097
JPMBB Commercial Mortgage Securities Trust ,
k
2013-C12, D, FRN, 3.94%, 7/15/45 .................... United States 965,000 901,551
b,k
2014-C18, D, 144A, FRN, 4.505%, 2/15/47 .............. United States 1,461,000 1,329,313
k
2014-C23, AS, FRN, 4.202%, 9/15/47 .................. United States 426,944 420,694
k
2014-C23, B, FRN, 4.536%, 9/15/47 ................... United States 241,000 234,480
k
2014-C23, C, FRN, 4.536%, 9/15/47 ................... United States 1,184,839 1,142,041
b,k
2014-C23, D, 144A, FRN, 4.036%, 9/15/47 .............. United States 150,000 139,083
k
2014-C25, B, FRN, 4.347%, 11/15/47 ................... United States 858,000 801,620
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 291,584 291,053
JPMDB Commercial Mortgage Securities Trust ,
2017-C5, A4, 3.414%, 3/15/50 ........................ United States 700,587 693,476
k
2018-C8, C, FRN, 4.755%, 6/15/51 .................... United States 1,046,000 954,243
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 2,853,000 2,816,882

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust ,
k
2013-C10, B, FRN, 3.952%, 7/15/46 ................... United States 779,664 $ 744,641
b,k
2013-C10, F, 144A, FRN, 3.952%, 7/15/46 ............... United States 254,000 31,097
b,k
2013-C12, D, 144A, FRN, 4.699%, 10/15/46 ............. United States 258,000 241,243
b,k
2013-C9, D, 144A, FRN, 3.795%, 5/15/46 ............... United States 265,000 245,249
k
2015-C22, C, FRN, 3.972%, 4/15/48 ................... United States 3,282,000 2,908,195
2015-C27, AS, 4.068%, 12/15/47 ...................... United States 68,537 68,040
k
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 1,611,000 1,583,537
2018-H3, C, FRN, 4.848%, 7/15/51 .................... United States 1,592,437 1,488,219
l
2021-L7, XA, IO, FRN, 1.072%, 10/15/54 ................ United States 6,080,953 236,972
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 2,390,000 2,366,877
b,d
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 4,414,162 424
Wells Fargo Commercial Mortgage Trust ,
b,k
2013-LC12, D, 144A, FRN, 3.785%, 7/15/46 ............. United States 2,548,111 1,739,086
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 3,059,923 370,289
2015-C31, D, 3.852%, 11/15/48 ....................... United States 653,000 578,558
k
2016-C33, B, FRN, 4.506%, 3/15/59 ................... United States 1,938,000 1,922,512
k,l
2019-C52, XA, IO, FRN, 1.566%, 8/15/52 ................ United States 3,782,240 166,434
b
2019-C53, D, 144A, 2.5%, 10/15/52 .................... United States 395,000 317,998
k,l
2024-5C1, XA, IO, FRN, 1.026%, 7/15/57 ................ United States 28,433,792 905,963
k
WFRBS Commercial Mortgage Trust ,
b
2012-C9, E, 144A, FRN, 4.719%, 11/15/45 ............... United States 154,307 153,948
2013-C11, C, FRN, 4.011%, 3/15/45 .................... United States 844,000 818,988
b
2013-C15, D, 144A, FRN, 4.145%, 8/15/46 .............. United States 1,307,513 751,833
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 128,000 120,832
2014-C23, B, FRN, 4.279%, 10/15/57 ................... United States 564,000 546,977
70,704,870
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $81,454,723) ..............
70,704,870
Mortgage-Backed Securities 29.8%
Federal National Mortgage Association (FNMA) Fixed Rate 25.7%
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 1/25/56 ..... United States 18,000,000 15,219,844
m
Uniform Mortgage-Backed Securities, 3%, TBA, 1/25/56 ...... United States 6,000,000 5,307,891
m
Uniform Mortgage-Backed Securities, 3.5%, TBA, 1/25/56 ..... United States 7,000,000 6,472,539
m
Uniform Mortgage-Backed Securities, 5.5%, TBA, 1/25/56 ..... United States 199,000,000 201,813,629
m
Uniform Mortgage-Backed Securities, 6%, TBA, 1/25/56 ...... United States 17,000,000 17,457,023
m
Uniform Mortgage-Backed Securities, 6.5%, TBA, 1/25/56 ..... United States 7,000,000 7,275,778
253,546,704
Government National Mortgage Association (GNMA) Fixed Rate 4.1%
m
GNMA II, Single-family, 30 Year, 4.5%, 1/15/56 ............. United States 5,500,000 5,358,203
m
GNMA II, Single-family, 30 Year, 5%, 1/15/56 ............... United States 3,000,000 2,993,612
m
GNMA II, Single-family, 30 Year, 5.5%, 1/15/56 ............. United States 32,000,000 32,315,284
GNMA II, Single-family, 30 Year, 6.5%, 11/20/38 ............ United States 60,332 64,206
40,731,305
Total Mortgage-Backed Securities (Cost $293,098,565) .........................
294,278,009
Residential Mortgage-Backed Securities 8.0%
Financial Services 8.0%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 1,993,596 2,021,158

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
Alternative Loan Trust ,
g
2005-38, A3, FRN, 4.546%, (1-month SOFR + 0.814%), 9/25/35 United States 355,894 $ 324,787
g
2005-59, 1A1, FRN, 4.508%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 354,818 348,174
g
2005-65CB, 2A1, FRN, 4.271%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 270,944 164,800
g
2006-OA10, 1A1, FRN, 4.989%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 1,873,628 1,733,913
g
2006-OA10, 3A1, FRN, 4.226%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 2,778,837 2,620,185
g
2006-OA10, 4A1, FRN, 4.226%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 6,326,179 5,641,862
k
2006-OA7, 1A1, FRN, 3.116%, 6/25/46 ................. United States 1,670,421 1,553,804
g
2006-OA7, 1A2, FRN, 4.969%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 169,033 169,444
g
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.036% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 2,543,595 1,550,683
k
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 5.19% , 10/25/35 United States 31,777 26,167
g
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN ,
4.306% , ( 1-month SOFR + 0.574% ), 9/25/46 ............. United States 3,075,801 2,940,686
b,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.026% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 1,515,758 1,382,414
k
FHLMC Seasoned Credit Risk Transfer Trust ,
b
2017-2, M1, 144A, FRN, 4%, 8/25/56 ................... United States 833 831
b
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 454,077 448,511
b
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 223,296 218,202
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 1,233,915 1,218,018
g
FHLMC STACR Debt Notes , 2016-DNA1 , B , FRN , 13.989% , ( 30-
day SOFR Average + 10.114% ), 7/25/28 ................ United States 2,076,044 2,087,653
b,g
FHLMC STACR REMIC Trust ,
2020-DNA3, B2, 144A, FRN, 13.339%, (30-day SOFR Average
+ 9.464%), 6/25/50 ................................ United States 239,000 306,387
2020-DNA4, B2, 144A, FRN, 13.989%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 448,000 597,987
2020-DNA5, B2, 144A, FRN, 15.374%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 256,000 355,034
2020-HQA2, B2, 144A, FRN, 11.589%, (30-day SOFR Average
+ 7.714%), 3/25/50 ................................ United States 500,000 607,069
2020-HQA3, B2, 144A, FRN, 13.989%, (30-day SOFR Average
+ 10.114%), 7/25/50 ................................ United States 3,318,000 4,389,225
2022-HQA1, B2, 144A, FRN, 14.874%, (30-day SOFR Average
+ 11%), 3/25/42 ................................... United States 4,969,000 5,497,505
b,g
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.739%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 408,000 467,563
2018-HQA2, B2, 144A, FRN, 14.989%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 2,017,000 2,505,559
2019-DNA1, B2, 144A, FRN, 14.739%, (30-day SOFR Average
+ 10.864%), 1/25/49 ................................ United States 111,000 136,780
2019-FTR1, B2, 144A, FRN, 12.339%, (30-day SOFR Average
+ 8.464%), 1/25/48 ................................ United States 1,340,000 1,590,664
2019-FTR3, B2, 144A, FRN, 8.789%, (30-day SOFR Average +
4.914%), 9/25/47 .................................. United States 468,000 510,424
2019-HQA1, B2, 144A, FRN, 16.239%, (30-day SOFR Average
+ 12.364%), 2/25/49 ................................ United States 841,000 1,024,500
k
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 5.118% , 11/25/36 ......................... United States 3,860,390 2,628,001

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
FNMA ,
1998-T2, A4, IO, 6.5%, 10/25/36 ...................... United States 198 $ 7
k
2002-W8, 1, IO, FRN, 0.288%, 6/25/42 ................. United States 2,741,948 38,995
g
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1B, FRN, 15.739%, (30-day SOFR Average +
11.864%), 8/25/28 ................................. United States 4,925,092 4,998,712
2016-C02, 1B, FRN, 16.239%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 5,919,616 6,060,678
2016-C03, 1B, FRN, 15.739%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 7,631,813 7,867,620
2016-C04, 1B, FRN, 14.239%, (30-day SOFR Average +
10.364%), 1/25/29 ................................. United States 147,393 154,191
2016-C05, 2B, FRN, 14.739%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 438,345 458,947
2016-C06, 1B, FRN, 13.239%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 413,465 437,313
b
2019-R04, 2B1, 144A, FRN, 9.239%, (30-day SOFR Average +
5.364%), 6/25/39 .................................. United States 378,600 385,378
b
2020-R02, 2B1, 144A, FRN, 6.989%, (30-day SOFR Average +
3.114%), 1/25/40 .................................. United States 126,000 128,188
b
2020-SBT1, 1B1, 144A, FRN, 10.739%, (30-day SOFR Average
+ 6.864%), 2/25/40 ................................ United States 1,645,000 1,732,995
b
2020-SBT1, 1M2, 144A, FRN, 7.639%, (30-day SOFR Average
+ 3.764%), 2/25/40 ................................ United States 239,000 246,426
b
2021-R01, 1B2, 144A, FRN, 9.874%, (30-day SOFR Average +
6%), 10/25/41 .................................... United States 185,000 191,106
b
2022-R02, 2B1, 144A, FRN, 8.374%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 1,471,000 1,520,914
b
2022-R02, 2M2, 144A, FRN, 6.874%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 200,000 203,676
g
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.156% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 3,483,070 1,941,041
g
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.366% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 10,366,992 2,816,641
b,g
J.P. Morgan Mortgage Trust , 2025-2 , A11 , 144A, FRN , 5.124% ,
( 30-day SOFR Average + 1.25% ), 7/25/55 ............... United States 866,626 867,112
MFA Trust ,
2024-NPL1, A1, 6.33%, 9/25/54 ....................... United States 493,143 494,203
b
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 220,113 220,827
b,g
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.161% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 95,388 92,467
b,g
OBX Trust , 2025-NQM14 , A1F , 144A, FRN , 5.074% , ( 30-day
SOFR Average + 1.2% ), 7/25/65 ...................... United States 200,867 201,557
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL5 , A1 , 144A,
7.762% , 4/25/30 ................................... United States 2,450,000 2,469,377
b,k
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 240,000 205,712
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 256,000 235,505
g
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 4.826% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 57,071 55,299
79,092,877
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $79,021,001) ...............
79,092,877

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 8.9%
Financial Services 8.9%
l
FHLMC ,
g
311, S1, IO, FRN, 1.852%, Strip, (30-day SOFR Average +
5.836%), 8/15/43 .................................. United States 5,298,912 $ 562,848
g
326, S2, IO, FRN, 1.852%, Strip, (30-day SOFR Average +
5.836%), 3/15/44 .................................. United States 2,884,486 297,862
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 2,020,863 264,574
4020, IA, IO, 4%, 3/15/27 ............................ United States 83,738 605
4077, IK, IO, 5%, 7/15/42 ............................ United States 1,966,918 415,277
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 789,068 37,881
g
4265, SD, IO, FRN, 2.002%, (30-day SOFR Average +
5.986%), 1/15/35 .................................. United States 11,127,717 745,948
4484, TI, IO, 3.5%, 11/15/44 .......................... United States 425,670 18,529
g
4839, WS, IO, FRN, 2.002%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,526,944 215,677
g
4945, SL, IO, FRN, 2.061%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 1,675,517 202,265
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 1,721,863 360,590
g
5002, SJ, IO, FRN, 2.111%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 24,316,261 2,895,245
g
5011, SA, IO, FRN, 2.261%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 2,752,700 349,930
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 19,553,978 4,647,314
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 2,057,703 489,589
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,784,100 827,298
b,g
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.624%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 1,820,000 1,882,770
2021-MN3, M2, 144A, FRN, 7.874%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 4,501,000 4,675,488
l
FNMA ,
g
2010-35, SG, IO, FRN, 2.411%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 2,657,104 299,754
g
2011-101, SA, IO, FRN, 1.911%, (30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 5,303,321 515,764
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 2,121,309 435,955
2012-151, IN, IO, 5%, 1/25/43 ........................ United States 4,168,714 864,652
2015-30, IO, 5.5%, 5/25/45 .......................... United States 554,521 73,819
g
2015-42, LS, IO, FRN, 2.211%, (30-day SOFR Average +
6.086%), 6/25/45 .................................. United States 949,896 76,005
2015-58, KI, IO, 6%, 3/25/37 ......................... United States 7,993,741 1,292,753
2015-69, IO, 6%, 9/25/45 ............................ United States 6,139,494 1,268,782
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 4,510,286 643,717
g
2018-38, SA, IO, FRN, 2.211%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 18,073,525 2,172,241
2018-58, AI, IO, 4.5%, 8/25/48 ........................ United States 10,877,103 1,484,529
g
2019-34, SL, IO, FRN, 2.061%, (30-day SOFR Average +
5.936%), 7/25/49 .................................. United States 9,193,448 1,019,231
g
2019-43, JS, IO, FRN, 2.061%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 754,174 82,356
g
2019-47, SA, IO, FRN, 2.061%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 8,007,842 964,071
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 2,189,040 502,513
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 10,835,527 1,413,657
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 13,687,679 2,123,235
374, 6, IO, 5.5%, 8/25/36 ............................ United States 369,399 59,508
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 346,986 46,996
399, 2, IO, 5.5%, 11/25/39 ........................... United States 8,625 1,731

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
FNMA, (continued)
405, 2, IO, 4%, 10/25/40 ............................ United States 30,187 $ 5,170
b,g
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.239%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 357,039 363,427
2020-01, M10, 144A, FRN, 7.739%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 485,022 495,753
l
GNMA ,
2010-20, BI, IO, 4.5%, 2/16/40 ........................ United States 5,516,981 949,817
g
2010-20, SC, IO, FRN, 2.302%, (1-month SOFR + 6.036%),
2/20/40 ......................................... United States 2,266,378 267,677
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 7,746,363 1,255,631
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 11,466,474 1,866,800
2012-146, IO, 5%, 12/20/42 .......................... United States 2,482,076 529,470
g
2013-152, SJ, IO, FRN, 2.302%, (1-month SOFR + 6.036%),
5/20/41 ......................................... United States 9,068,882 1,056,650
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 4,028,696 763,819
g
2014-119, SA, IO, FRN, 1.752%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 6,186,913 627,292
2014-132, IO, 5%, 9/20/44 ........................... United States 3,509,850 706,423
2014-4, BI, IO, 4%, 1/20/44 .......................... United States 4,227,510 816,809
g
2014-4, SG, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
1/20/44 ......................................... United States 7,284,022 761,569
g
2014-46, SA, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
3/20/44 ......................................... United States 4,551,076 477,445
2014-71, PI, IO, 4.5%, 12/20/39 ....................... United States 2,593,294 249,280
2015-105, LI, IO, 5%, 10/20/39 ........................ United States 4,433,841 944,487
2015-167, MI, IO, 5%, 6/20/45 ........................ United States 8,499,017 1,601,458
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 2,525,606 86,963
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 4,935,475 717,990
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 4,032,200 826,353
k
2015-H10, BI, IO, FRN, 2.315%, 4/20/65 ................ United States 8,389,145 398,770
k
2015-H12, AI, IO, FRN, 1.881%, 5/20/65 ................ United States 9,832,747 290,912
k
2015-H23, BI, IO, FRN, 1.813%, 9/20/65 ................ United States 11,679,670 299,362
2016-126, PI, IO, 5%, 2/20/46 ........................ United States 4,976,502 1,050,591
2016-17, IA, IO, 4.5%, 3/20/45 ........................ United States 5,651,420 1,087,093
k
2016-H22, AI, IO, FRN, 2.305%, 10/20/66 ............... United States 7,362,517 392,474
k
2016-H23, NI, IO, FRN, 2.306%, 10/20/66 ............... United States 19,269,193 951,571
k
2016-H24, JI, IO, FRN, 2.291%, 11/20/66 ................ United States 4,878,225 306,192
k
2016-H27, EI, IO, FRN, 2.038%, 12/20/66 ............... United States 6,952,008 299,680
2017-104, MI, IO, 5.5%, 7/16/47 ....................... United States 6,076,941 1,352,539
2017-179, WI, IO, 5%, 12/20/47 ....................... United States 2,986,126 689,208
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 674,011 128,342
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 9,289,708 1,730,874
k
2017-H02, BI, IO, FRN, 2.226%, 1/20/67 ................ United States 5,303,133 219,131
k
2017-H06, BI, IO, FRN, 2.341%, 2/20/67 ................ United States 11,741,569 402,058
k
2017-H06, MI, IO, FRN, 2.235%, 2/20/67 ................ United States 9,806,736 410,402
k
2017-H08, NI, IO, FRN, 2.192%, 3/20/67 ................ United States 13,998,392 441,589
k
2017-H09, IO, FRN, 1.887%, 4/20/67 ................... United States 13,775,953 403,911
k
2017-H10, MI, IO, FRN, 1.843%, 4/20/67 ................ United States 23,922,248 706,544
k
2017-H11, DI, IO, FRN, 2.079%, 5/20/67 ................ United States 7,325,557 374,438
k
2017-H12, QI, IO, FRN, 2.377%, 5/20/67 ................ United States 12,099,294 457,728
k
2017-H16, IO, FRN, 2.417%, 8/20/67 ................... United States 13,575,783 814,045
k
2017-H16, JI, IO, FRN, 2.417%, 8/20/67 ................. United States 14,202,240 586,481
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 1,114,161 220,745
g
2018-139, SA, IO, FRN, 2.302%, (1-month SOFR + 6.036%),
10/20/48 ........................................ United States 977,850 136,435

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
GNMA, (continued)
g
2018-164, AS, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
12/20/48 ........................................ United States 16,277,244 $ 1,939,992
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 1,087,022 224,683
k
2018-H02, EI, IO, FRN, 2.3%, 1/20/68 .................. United States 3,910,738 169,777
k
2018-H05, BI, IO, FRN, 2.27%, 2/20/68 ................. United States 28,130,304 1,205,524
k
2018-H15, EI, IO, FRN, 1.377%, 8/20/68 ................ United States 34,585,179 1,808,943
2019-119, IN, IO, 5%, 9/20/49 ........................ United States 12,784,760 3,054,268
g
2019-125, SG, IO, FRN, 2.202%, (1-month SOFR + 5.936%),
10/20/49 ........................................ United States 6,657,297 780,046
g
2019-6, SM, IO, FRN, 2.202%, (1-month SOFR + 5.936%),
1/20/49 ......................................... United States 10,253,344 1,105,260
g
2019-83, SY, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,110,914 133,486
g
2019-96, SY, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 1,074,440 132,034
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 8,086,510 1,067,330
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 22,482,364 3,641,705
g
2020-63, PS, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
4/20/50 ......................................... United States 2,067,909 264,277
g
2020-97, QS, IO, FRN, 2.302%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 1,942,852 266,477
k
2020-H12, IH, IO, FRN, 1.778%, 7/20/70 ................ United States 36,653,116 2,535,553
g
2021-77, SM, IO, FRN, 2.452%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 25,341,175 3,436,081
g
2021-98, SK, IO, FRN, 2.452%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 4,703,181 641,360
k
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 27,993,461 1,435,493
87,594,646
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $91,393,493) .......
87,594,646
Total Long Term Investments (Cost $1,054,081,450) ...........................
1,051,830,435
a
Short Term Investments 20.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 7.8%
b,c
Air Lease Corp. ,
144A, 4%, 1/02/26 .................................. United States 2,755,000 2,754,389
144A, 4.06%, 1/14/26 ................................ United States 2,100,000 2,096,691
4,851,080
b,c
Alimentation Couche-Tard, Inc. ,
144A, 3.88%, 1/07/26 ................................ Canada 1,725,000 1,723,699
144A, 3.89%, 1/09/26 ................................ Canada 1,440,000 1,438,601
144A, 3.88%, 1/06/26 ................................ Canada 1,900,000 1,898,773
144A, 3.9%, 1/15/26 ................................. Canada 1,555,000 1,552,475
6,613,548
b,c
AutoNation, Inc. , 144A, 4% , 1/02/26 ..................... United States 760,000 759,830
b,c
AvalonBay Communities, Inc. , 144A, 3.81% , 1/06/26 ......... United States 2,620,000 2,618,339
c
Bell Telephone Co. of Canada or Bell Canada (The) , 3.83% ,
1/20/26 ........................................... Canada 5,655,000 5,642,986

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,c
Boston Properties LP ,
144A, 3.91%, 1/21/26 ................................ United States 1,825,000 $ 1,820,848
144A, 3.9%, 1/28/26 ................................. United States 1,995,000 1,988,972
3,809,820
b,c
Duke Energy Corp. , 144A, 3.72% , 1/07/26 ................. United States 1,690,000 1,688,778
b,c
Enel Finance America LLC , 144A, 3.86% , 3/06/26 ........... Italy 1,965,000 1,951,405
b,c
Energy Transfer LP , 144A, 3.78% , 1/02/26 ................. United States 4,140,000 4,139,130
b,c
Energy Transfer Peru LLC , 144A, 3.8% , 1/05/26 ............ United States 1,320,000 1,319,304
b,c
ERAC USA Finance LLC ,
144A, 3.88%, 1/08/26 ................................ United States 2,020,000 2,018,261
144A, 3.9%, 1/14/26 ................................. United States 1,600,000 1,597,575
144A, 3.98%, 1/29/26 ................................ United States 1,880,000 1,873,993
5,489,829
b,c
Extra Space Storage LP , 144A, 3.89% , 1/26/26 ............. United States 2,370,000 2,363,359
b,c
Intercontinental Exchange, Inc. ,
144A, 3.9%, 1/16/26 ................................. United States 6,215,000 6,204,239
144A, 3.87%, 1/05/26 ................................ United States 1,975,000 1,973,939
8,178,178
c
Macquarie Group Ltd. , 3.9% , 3/19/26 .................... Australia 1,845,000 1,829,522
b,c
Marriott International, Inc. , 144A, 3.95% , 1/22/26 ............ United States 1,430,000 1,426,559
b,c
Mid-America Apartments LP ,
144A, 3.81%, 1/07/26 ................................ United States 900,000 899,333
144A, 3.82%, 1/08/26 ................................ United States 1,915,000 1,913,378
144A, 3.83%, 1/15/26 ................................ United States 1,695,000 1,692,297
4,505,008
b,c
ONEOK, Inc. ,
144A, 3.82%, 1/08/26 ................................ United States 2,335,000 2,333,018
144A, 3.83%, 1/09/26 ................................ United States 1,685,000 1,683,386
4,016,404
b,c
O'Reilly Automotive, Inc. , 144A, 3.83% , 1/12/26 ............. United States 2,845,000 2,841,377
b,c
Plains All American Pipeline LP ,
144A, 3.78%, 1/02/26 ................................ United States 1,850,000 1,849,611
144A, 3.8%, 1/05/26 ................................. United States 1,480,000 1,479,219
144A, 3.81%, 1/06/26 ................................ United States 2,430,000 2,428,460
5,757,290
c
Ryder System, Inc. ,
3.82%, 1/08/26 ..................................... United States 1,940,000 1,938,356
3.81%, 1/07/26 ..................................... United States 1,175,000 1,174,130
3,112,486
b,c
Targa Resources Corp. , 144A, 3.89% , 1/14/26 ............. United States 2,045,000 2,041,912
b,c
UDR, Inc. , 144A, 3.83% , 1/13/26 ........................ United States 2,235,000 2,231,912
Total Commercial Papers (Cost $77,193,160) .................................
77,188,056
a a a
U.S. Government and Agency Securities 0.4%
c,n
U.S. Treasury Bills ,
3.18%, 1/20/26 ................................... United States 3,300,000 3,294,176

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
c,n
U.S. Treasury Bills, (continued)
3.49%, 4/23/26 ................................... United States 400,000 $ 395,660
3,689,836
Total U.S. Government and Agency Securities (Cost $3,688,856) ................
3,689,836
Shares
Management Investment Companies 12.3%
a,o
Putnam Short Term Investment Fund, Class P, 3.967% ....... United States 121,388,898 121,388,898
Total Management Investment Companies (Cost $121,388,898) .................
121,388,898
Total Short Term Investments (Cost $202,270,914 ) .............................
202,266,790
a
Total Investments (Cost $1,256,352,364) 127.1% ..............................
$1,254,097,225
TBA Sale Commitments (4.4)% ..............................................
(43,528,792)
Other Assets, less Liabilities (22.7)% ........................................
(223,627,969)
Net Assets 100.0% .........................................................
$986,940,464
a a a
Principal
Amount
*
p
TBA Sale Commitments (4.4)%
Mortgage-Backed Securities (4.4)%
Federal National Mortgage Association (FNMA) Fixed Rate (4.4)%
Uniform Mortgage-Backed Securities ,
4.5%, TBA, 1/25/56 ................................ United States (17,000,000) (16,598,401)
5%, TBA, 1/25/56 .................................. United States (27,000,000) (26,930,391)
(43,528,792)
Total TBA Sale Commitments (Proceeds $(43,296,367)) ........................
$(43,528,792)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $398,705,792, representing 40.4% of net assets.
c
The rate shown represents the yield at period end.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Perpetual security with no stated maturity date.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
j
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Security purchased on a to-be-announced (TBA) basis.
n
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At December 31, 2025, the aggregate value of these securities pledged amounted to $2,916,485, representing 0.3% of net assets.

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At December 31, 2025, the Fund had the following futures contracts outstanding.
At December 31, 2025, the Fund had the following forward exchange contracts outstanding.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 61 $ 8,327,185 3/06/26 $ 40,939
U.S. Treasury 10 Year Ultra Notes ................ Short 165 18,977,578 3/20/26 161,048
U.S. Treasury 5 Year Notes ..................... Long 12 1,311,656 3/31/26 (5,253)
Total Futures Contracts ...................................................................... $196,734
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... CITI Sell 1,826,700 1,200,161 1/21/26 $ — $ (19,013)
Australian Dollar .... GSCO Buy 198,200 130,237 1/21/26 2,045 —
Australian Dollar .... HSBK Sell 736,600 484,071 1/21/26 — (7,550)
Australian Dollar .... MSCO Buy 119,000 78,194 1/21/26 1,229 —
Australian Dollar .... MSCO Sell 6,683,500 4,391,694 1/21/26 — (69,001)
Australian Dollar .... SSBT Sell 3,493,900 2,296,369 1/21/26 — (35,526)
Australian Dollar .... UBSW Sell 138,200 90,825 1/21/26 — (1,413)
Australian Dollar .... WPAC Sell 158,500 104,160 1/21/26 — (1,626)
Canadian Dollar .... BOFA Sell 23,500 16,850 1/21/26 — (284)
Canadian Dollar .... BZWS Sell 592,600 424,878 1/21/26 — (7,197)
Canadian Dollar .... GSCO Sell 65,800 47,174 1/21/26 — (802)
Canadian Dollar .... JPHQ Sell 1,377,700 987,650 1/21/26 — (16,853)
Canadian Dollar .... SSBT Sell 6,699,100 4,801,675 1/21/26 — (82,749)
Canadian Dollar .... TDOM Sell 996,100 714,022 1/21/26 — (12,251)
Canadian Dollar .... UBSW Sell 141,300 101,287 1/21/26 — (1,737)
Canadian Dollar .... WPAC Buy 60,600 43,435 1/21/26 749 —
New Zealand Dollar . HSBK Sell 26,200 15,139 1/21/26 44 —
New Zealand Dollar . MSCO Sell 4,865,400 2,811,437 1/21/26 8,234 —
New Zealand Dollar . UBSW Sell 578,900 334,520 1/21/26 986 —
New Zealand Dollar . WPAC Sell 2,261,200 1,268,398 1/21/26 — (34,395)
Chinese Yuan ...... WPAC Buy 739,400 104,789 2/13/26 1,462 —
Hong Kong Dollar ... GSCO Buy 954,400 123,001 2/13/26 — (200)
Hong Kong Dollar ... HSBK Buy 8,806,900 1,134,922 2/13/26 — (1,756)
Hong Kong Dollar ... HSBK Sell 11,705,400 1,508,638 2/13/26 2,527 —
Hong Kong Dollar ... SSBT Buy 2,128,400 274,347 2/13/26 — (490)
Hong Kong Dollar ... TDOM Buy 1,007,600 129,869 2/13/26 — (223)
Japanese Yen ...... BOFA Buy 711,149,100 4,652,595 2/13/26 — (96,726)
Japanese Yen ...... CITI Sell 16,512,400 107,749 2/13/26 1,965 —
Japanese Yen ...... GSCO Buy 680,798,100 4,454,552 2/13/26 — (93,123)
Japanese Yen ...... HSBK Buy 86,466,800 565,847 2/13/26 — (11,910)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At December 31, 2025, the Fund had the following forward premium swap options contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... JPHQ Buy 85,555,900 559,866 2/13/26 $ — $ (11,765)
Japanese Yen ...... MSCO Buy 393,107,700 2,572,475 2/13/26 — (54,090)
Japanese Yen ...... TDOM Buy 10,069,000 65,873 2/13/26 — (1,368)
New Taiwan Dollar .. BZWS Buy 8,061,500 263,525 2/13/26 — (7,259)
British Pound ...... HSBK Sell 3,840,900 5,132,076 3/17/26 — (44,334)
Euro ............. BOFA Sell 91,100 107,300 3/17/26 — (117)
Euro ............. CITI Sell 473,800 558,068 3/17/26 — (597)
Euro ............. HSBK Buy 869,000 1,023,917 3/17/26 735 —
Euro ............. HSBK Sell 24,732,400 29,141,330 3/17/26 205 (21,227)
Euro ............. JPHQ Buy 117,000 137,820 3/17/26 136 —
Euro ............. JPHQ Sell 7,890,800 9,294,974 3/17/26 — (9,189)
Euro ............. MSCO Buy 787,400 927,670 3/17/26 765 —
Euro ............. MSCO Sell 538,300 634,070 3/17/26 — (649)
Euro ............. SSBT Sell 161,500 190,248 3/17/26 — (179)
Euro ............. TDOM Buy 5,400 6,360 3/17/26 7 —
Euro ............. UBSW Buy 236,800 278,850 3/17/26 364 —
Norwegian Krone ... GSCO Sell 13,656,300 1,346,536 3/17/26 — (7,943)
Norwegian Krone ... MSCO Sell 26,720,300 2,635,566 3/17/26 — (14,646)
Swedish Krona ..... MSCO Sell 30,629,900 3,316,206 3/17/26 — (23,247)
Swiss Franc ....... UBSW Buy 6,493,900 8,250,696 3/17/26 9,839 —
Total Forward Exchange Contracts ................................................... $31,292 $(691,435)
Net unrealized appreciation (depreciation) ............................................ $(660,143)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 395,350,000 $ (869,770) $ 687,882
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 263,600,000 1,093,940 136,555
(3.438%)/1-day SOFR/Mar-31/(Written) BNDP 3/17/26 / 3.438% 135,229,100 (908,739) (16,793)
(3.788%)/1-day SOFR/Mar-36/(Purchased) BNDP 3/17/26 / 3.788% 78,432,700 920,908 (17,298)
(4.127%)/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 3,100,000 369,675 24,912
4.127%/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 3,100,000 369,675 (65,541)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 11,855,700 607,012 (430,194)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 11,855,700 579,744 (359,085)
3.165%/1-day SOFR/Mar-52/(Purchased) BOFA 3/22/32 / 3.165% 7,681,200 549,206 (255,503)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 6,129,800 222,512 (173,555)
(4.37%)/1-day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (8,098)
4.37%/1-day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (89,575)
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 (820,691)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 2,124,433
(4.565%)/6-month AUD BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,979 (27,525)
4.565%/6-month AUD BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,980 (412,941)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At December 31, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 31,866,700 $ 632,511 $ (511,372)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 31,866,700 796,622 (140,146)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 964,717 (787,219)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 964,717 3,422,197
3.25%/1-day SOFR/Sep-37/(Purchased) MCM 9/09/27 / 3.25% 13,700,000 291,125 (136,140)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 5,225,500 230,967 (70,210)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 5,225,500 240,634 (90,041)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 6,440,900 513,451 304,765
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 9,202,400 960,704 503,185
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 6,695,700 242,384 (75,571)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 (678,365)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 1,616,138
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 (375,330)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 528,048
Unrealized appreciation 9,348,115
Unrealized (depreciation) (5,541,193)
Total $3,806,922
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 45,541,000 $ 3,533,590 $ 3,636,322 $ (102,732)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,533,590 $3,636,322 $(102,732)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 5,680,000 2,978,271 2,318,565 659,706
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 131,000 68,689 59,000 9,689
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 160,000 83,895 9,104 74,791
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 190,000 70,221 71,488 (1,267)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 1,271,000 97,908 57,268 40,640
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 37,000 16,057 16,021 36
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 922,000 202,276 277,119 (74,843)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Buy Protection
c
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 1,667,000 $ 365,720 $ 319,372 $ 46,348
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 540,000 118,469 174,616 (56,147)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,588,000 437,675 447,503 (9,828)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,099,000 192,234 199,469 (7,235)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,198,000 422,474 460,847 (38,373)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 3,060,000 588,158 592,747 (4,589)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 7,284,000 306,124 1,700,195 (1,394,071)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 2,246,000 398,224 433,871 (35,647)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,099,000 216,197 197,408 18,789
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,048,000 (129,238) (269,434) 140,196
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 591,000 (309,887) (47,421) (262,466)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 190,000 (70,221) (81,236) 11,015
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 6,165,000 (474,906) (1,071,933) 597,027
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 175,000 (13,481) (30,380) 16,899
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 649,000 (49,994) (73,125) 23,131
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 588,000 (45,295) (104,672) 59,377
Non-
Investment
Grade
CMBX.NA.BB.8 . 5.00% Monthly MSCO 10/17/57 37,000 (16,057) (16,251) 194
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 232,000 (38,648) (52,737) 14,089
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 11,000 (1,832) (2,259) 427
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 143,000 (23,821) (32,506) 8,685
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 7,284,000 (306,125) (438,632) 132,507
Investment
Grade
Total OTC Swap Contracts .............................................. $5,083,087 $5,114,007 $(30,920)
Total Credit Default Swap Contracts .................................... $8,616,677 $ 8,750,329 $(133,652)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At December 31, 2025, the Fund had the following interest rate swap contracts outstanding.
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 339,645,000 $ (913,847) $ (394,282) $ (519,565)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 107,112,000 (329,897) (171,780) (158,117)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.23% .... Quarterly 9/17/27 6,895,000 AUD 59,585 5,775 53,810
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 69,770,000 264,277 246,114 18,163
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.15% .... Annual 12/17/27 11,413,000 38,824 37,966 858
Receive Fixed 0.05% .. Annual
Pay Floating 1-day
SARON .......... Annual 3/18/28 1,000 CHF — — —
Receive Fixed 2.6% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 3/18/28 19,619,000 CAD 14,307 10,928 3,379
Receive Fixed 3.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 1,183,000 440 611 (171)
Receive Fixed 3.6% ... Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/28 7,699,000 GBP 24,406 22,363 2,043
Receive Fixed 4.1% ... Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 3/18/28 8,703,000 AUD 1,255 9,161 (7,906)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 181,766,500 (1,204,074) (1,134,948) (69,126)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 53,986,000 (407,621) (387,054) (20,567)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 41,853,000 AUD 847,458 (149,900) 997,358

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 2,869,000 EUR $ 54,239 $ 8,382 $ 45,857
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.18% .... Annual 12/17/30 66,516,000 875,393 396,511 478,882
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.2% ..... Annual 12/17/30 314,000 3,844 1,856 1,988
Receive Fixed 3.78% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 12/17/30 7,847,000 AUD (163,164) 542 (163,706)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.33% .... Annual 12/17/30 5,898,000 EUR 67,356 (7,972) 75,328
Receive Fixed 0.3% ... Annual
Pay Floating 1-day
SARON .......... Annual 3/18/31 1,000 CHF (3) (4) 1
Receive Fixed 2.66% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/31 1,000 EUR 3 — 3
Receive Fixed 2.9% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 3/18/31 1,000 CAD 2 1 1
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 669,819,000 (631,592) (699,661) 68,069
Receive Fixed 3.47% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 112,156,000 (3,654) (15,109) 11,455
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/31 1,000 GBP 5 3 2
Receive Fixed 4.5% ... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/31 1,000 AUD (1) (1) —
Receive Fixed 4.166% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 7/15/35 33,139,500 AUD (974,664) — (974,664)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 17,356,300 56,023 — 56,023
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 16,811,000 (122,491) 106,933 (229,424)
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 851,000 7,638 26,742 (19,104)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 44,837,000 AUD $ (1,189,731) $ 140,254 $ (1,329,985)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 30,366,000 682,712 594,562 88,150
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 12/17/35 6,990,000 145,446 126,563 18,883
Receive Fixed 4.18% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 12/17/35 13,900,000 AUD (442,257) (423,978) (18,279)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.63% .... Annual 12/17/35 2,762,000 EUR 73,785 66,580 7,205
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 3/18/36 2,391,000 CHF (10,478) (6,621) (3,857)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.25% .... Semi-Annual 3/18/36 13,684,000 CAD (41,633) (2,467) (39,166)
Receive Fixed 3.01% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/36 3,289,000 EUR 16,350 1,353 14,997
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 15,785,000 (87,010) (26,482) (60,528)
Receive Fixed 3.77% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 7,579,000 (29,200) 5,528 (34,728)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.25% .... Semi-Annual 3/18/36 9,341,000 NZD (47,701) (9,087) (38,614)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3.05% .... Annual 3/18/36 57,610,000 SEK (50,683) (16,559) (34,124)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/36 6,553,000 GBP 24,630 17,378 7,252
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.8% ..... Semi-Annual 3/18/36 12,761,000 AUD 3,803 (13,237) 17,040
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.15% .... Annual 3/18/36 128,534,000 NOK (9,566) 3,697 (13,263)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 8,925,000 AUD 469,386 — 469,386

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 8,454,000 $ 203,094 $ 80,044 $ 123,050
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 5,167,000 106,134 (24,325) 130,459
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 5,271,000 EUR (800,394) (69,738) (730,656)
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 389,000 AUD (19,682) 1,888 (21,570)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 9,759,000 481,553 266,713 214,840
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.9% ..... Annual 12/17/55 5,164,000 237,020 86,289 150,731
Receive Fixed 0.85% .. Annual
Pay Floating 1-day
SARON .......... Annual 3/18/56 1,000 CHF (39) (35) (4)
Receive Fixed 3.5% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 3/18/56 1,000 CAD (6) (6) —
Receive Fixed 4.5% ... Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/56 1,000 GBP 8 (4) 12
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/56 1,000 AUD 2 1 1
Total Interest Rate Swap Contracts ................................. $(2,720,410) $ (1,288,512) $(1,431,898)
*
In U.S. dollars unless otherwise indicated.
See A bbreviations on page 41 .

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Diversified Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Diversified Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $17,366,188 $— $— $— $(80,950) $17,285,238 691,880 $263,503
Putnam Short Term Investment
Fund, Class P, 3.967% ...... 127,240,127 431,180,191 (437,031,420) — — 121,388,898 121,388,898 1,310,399
Total Affiliated Securities ... $144,606,315 $431,180,191 $(437,031,420) $— $(80,950) $138,674,136 $1,573,902
2. Financial Instrument Valuation
(continued)

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam Diversified Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 17,285,238 $ — $ — $ 17,285,238
Convertible Bonds ....................... — 30,699,074 — 30,699,074
Corporate Bonds ........................ — 292,107,944 — 292,107,944
Senior Floating Rate Interests ............... — 59,809,113 — 59,809,113
Foreign Government and Agency Securities .... — 104,921,997 — 104,921,997
U.S. Government and Agency Securities ....... — 738,502 — 738,502
Asset-Backed Securities :
Financial Services ...................... — 14,256,405 341,760 14,598,165
Commercial Mortgage-Backed Securities ...... — 70,704,870 — 70,704,870
Mortgage-Backed Securities ................ — 294,278,009 — 294,278,009
Residential Mortgage-Backed Securities ....... — 79,092,877 — 79,092,877
Agency Commercial Mortgage-Backed Securities — 87,594,646 — 87,594,646
Short Term Investments ................... 121,388,898 80,877,892 — 202,266,790
Total Investments in Securities ........... $138,674,136 $1,115,081,329 $341,760 $1,254,097,225
Other Financial Instruments:
Forward Exchange Contracts ............... $— $31,292 $— $31,292
Forward Premium Swap Option Contracts ..... — 9,348,115 — 9,348,115
Futures Contracts ....................... 201,987 — — 201,987
Swap Contracts ......................... — 4,908,772 — 4,908,772
Unfunded Loan Commitments .............. — 847 — 847
Total Other Financial Instruments ......... $201,987 $14,289,026 $— $14,491,013
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 43,528,792 $ — $ 43,528,792
Forward Exchange Contracts ............... — 691,435 — 691,435
Forward Premium Swap Option Contracts ...... — 5,541,193 — 5,541,193
Futures Contracts ........................ 5,253 — — 5,253
Swap Contracts ......................... — 6,474,322 — 6,474,322
Total Other Financial Instruments ......... $5,253 $56,235,742 $— $56,240,995
a
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
AUD BBR
Australian Bank Bill Rate
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.30%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 3.87%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 3.74%
3-month STIBOR .................... 1.96%
6-month AUD BBR ................... 4.12%
6-month EURIBOR ................... 2.11%
6-month NIBOR ..................... 4.23%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.